FINANCING AND LOANS RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2022
FINANCING AND LOANS RECEIVABLE
Schedule of financing and loans receivables

	Average Rate
	3/31/2022	12/31/2022	3/31/2022	12/31/2022
Amazonas Energia S.A.	9.61	7.59	4,111,939	4,009,587
Itaipu Binacional	5.52	5.43	469,426	688,884
Equatorial Alagoas Distribuidora de Energia S.A.	8.33	5.69	1,003,210	1,135,749
Eletropaulo Metropolitana Eletricidade de São Paulo S.A	3.42	5.34	706,075	687,679
Equatorial Piauí Distribuidora de Energia S.A.	8.09	6.29	355,213	411,595
Roraima Energia S.A.	9.54	7.02	143,545	143,896
Others	—	—	157,792	154,477
(-)ECL	—	—	(1,751,922)	(1,388,340)
Total			5,195,278	5,843,527

Principal			1,413,015	1,232,745
Charges			10,204	19,021
Current			1,423,219	1,251,766

Non-Current			3,772,059	4,591,761

Total			5,195,278	5,843,527

Schedule of changes in the financing and loans granted

Opening balance	5,843,527	10,924,899
Amortization of principal	(317,368)	(1,213,310)
Interest, taxes, monetary and exchange variations incurred	96,816	574,494
Received interest	(65,896)	(202,359)
ECL	(363,583)	(3,277)
Write-offs	1,782	5,235
Final balance as of March 31, 2022 and 2021	5,195,278	10,085,682

Schedule of allowance for credit losses on financing receivables

Opening balance	1,388,340	755,002
(+) Additions	363,583	3,276
Final balance as of March 31, 2022 and 2021	1,751,923	758,278